Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	968,451	988,468	1,413,624	1,423,210
Number of warrants exercisable	411,724	346,716	638,248
Exercise Price 31.75 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 31.75
Number of warrants outstanding		1,260
Weighted average remaining contractual life		9 months 14 days
Number of warrants exercisable		1,260
Exercise Price 40.41 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 40.41
Number of warrants outstanding		24,290
Weighted average remaining contractual life		5 months 23 days
Number of warrants exercisable		24,290
Exercise Price 55.85 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 55.85
Number of warrants outstanding		125
Weighted average remaining contractual life		3 months 7 days
Number of warrants exercisable		125
Exercise Price 220.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 220.40
Number of warrants outstanding		1,045
Weighted average remaining contractual life		9 months 14 days
Number of warrants exercisable		1,045
Exercise Price 225.30 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 225.30
Number of warrants outstanding		2,440
Weighted average remaining contractual life		5 months 12 days
Number of warrants exercisable		2,440
Exercise Price 337.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 337.40
Number of warrants outstanding		20,287
Weighted average remaining contractual life		11 months 15 days
Number of warrants exercisable		20,287
Exercise Price 466.20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 466.20	kr 466.20
Number of warrants outstanding	600	4,150
Weighted average remaining contractual life	2 months 26 days	1 year 2 months 26 days
Number of warrants exercisable	600	4,150
Exercise Price 623.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 623.50	kr 623.50
Number of warrants outstanding	650	850
Weighted average remaining contractual life	5 months 12 days	1 year 5 months 12 days
Number of warrants exercisable	650	850
Exercise Price 636.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 636.50	kr 636.50
Number of warrants outstanding	7,700	12,950
Weighted average remaining contractual life	9 months 7 days	1 year 9 months 7 days
Number of warrants exercisable	7,700	12,950
Exercise Price 815.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 815.50	kr 815.50
Number of warrants outstanding	5,301	7,042
Weighted average remaining contractual life	1 year 2 months 15 days	2 years 2 months 15 days
Number of warrants exercisable	5,301	7,042
Exercise Price 939.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 939.50	kr 939.50
Number of warrants outstanding	20,612	44,675
Weighted average remaining contractual life	11 months 8 days	1 year 11 months 8 days
Number of warrants exercisable	20,612	44,675
Exercise Price 962.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 962.00	kr 962.00
Number of warrants outstanding	6,527	14,355
Weighted average remaining contractual life	3 years 5 months 8 days	4 years 5 months 8 days
Number of warrants exercisable	6,527
Exercise Price 1025.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,025.00	kr 1,025.00
Number of warrants outstanding	169,565	182,352
Weighted average remaining contractual life	3 years 11 months 8 days	4 years 11 months 8 days
Number of warrants exercisable	169,565
Exercise Price 1032.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,032.00	kr 1,032.00
Number of warrants outstanding	79,771	111,144
Weighted average remaining contractual life	2 years 11 months 15 days	3 years 11 months 15 days
Number of warrants exercisable	79,771	111,144
Exercise Price 1050.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,050.00	kr 1,050.00
Number of warrants outstanding	16,806	26,497
Weighted average remaining contractual life	3 years 8 months 23 days	4 years 8 months 23 days
Number of warrants exercisable	16,806
Exercise Price 1136.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,136.00	kr 1,136.00
Number of warrants outstanding	10,424	11,761
Weighted average remaining contractual life	1 year 9 months 7 days	2 years 9 months 7 days
Number of warrants exercisable	10,424	11,761
Exercise Price 1145.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,145.00	kr 1,145.00
Number of warrants outstanding	53,374	63,410
Weighted average remaining contractual life	1 year 11 months 15 days	2 years 11 months 15 days
Number of warrants exercisable	53,374	63,410
Exercise Price 1147.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,147.50	kr 1,147.50
Number of warrants outstanding	17,209	19,290
Weighted average remaining contractual life	4 years 5 months 4 days	5 years 5 months 4 days
Exercise Price 1155.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,155.00	kr 1,155.00
Number of warrants outstanding	7,662	7,959
Weighted average remaining contractual life	4 years 3 months	5 years 3 months
Exercise Price 1161.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,161.00	kr 1,161.00
Number of warrants outstanding	19,028	19,528
Weighted average remaining contractual life	4 years 2 months 1 day	5 years 2 months 1 day
Exercise Price 1210.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,210.00	kr 1,210.00
Number of warrants outstanding	10,189	14,138
Weighted average remaining contractual life	3 years 3 months 10 days	4 years 3 months 10 days
Number of warrants exercisable	10,189
Exercise Price 1233.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,233.00	kr 1,233.00
Number of warrants outstanding	9,030	10,870
Weighted average remaining contractual life	1 year 5 months 8 days	2 years 5 months 8 days
Number of warrants exercisable	9,030	10,870
Exercise Price 1334.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,334.50	kr 1,334.50
Number of warrants outstanding	52,223	54,096
Weighted average remaining contractual life	4 years 9 months 10 days	5 years 9 months 10 days
Exercise Price 1362.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,362.50	kr 1,362.50
Number of warrants outstanding	32,054	33,573
Weighted average remaining contractual life	5 years 2 months 26 days	6 years 2 months 26 days
Exercise Price 1402.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,402.00	kr 1,402.00
Number of warrants outstanding	7,110	7,335
Weighted average remaining contractual life	2 years 2 months 26 days	3 years 2 months 26 days
Number of warrants exercisable	7,110	7,335
Exercise Price 1408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,408.00	kr 1,408.00
Number of warrants outstanding	1,274	1,641
Weighted average remaining contractual life	2 years 5 months 8 days	3 years 5 months 8 days
Number of warrants exercisable	1,274	1,641
Exercise Price 1424.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,424.00	kr 1,424.00
Number of warrants outstanding	946	1,427
Weighted average remaining contractual life	2 years 1 month 9 days	3 years 1 month 9 days
Number of warrants exercisable	946	1,053
Exercise Price 1427.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,427.00	kr 1,427.00
Number of warrants outstanding	8,400	8,400
Weighted average remaining contractual life	2 years 3 months	3 years 3 months
Number of warrants exercisable	8,400	8,400
Exercise Price 1432.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,432.00	kr 1,432.00
Number of warrants outstanding	3,445	11,988
Weighted average remaining contractual life	2 years 9 months 3 days	3 years 9 months 3 days
Number of warrants exercisable	3,445	11,988
Exercise Price 1615.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,615.00	kr 1,615.00
Number of warrants outstanding	183,240	185,403
Weighted average remaining contractual life	4 years 11 months 4 days	5 years 11 months 4 days
Exercise Price 1948.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,948.00	kr 1,948.00
Number of warrants outstanding	14,898	15,582
Weighted average remaining contractual life	5 years 5 months 4 days	6 years 5 months 4 days
Exercise Price 2070.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,070.00
Number of warrants outstanding	96,840
Weighted average remaining contractual life	6 years 1 month 28 days
Exercise Price 2148.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,148.00
Number of warrants outstanding	16,880
Weighted average remaining contractual life	6 years 3 months 14 days
Exercise Price 2317.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,317.00	kr 2,317.00
Number of warrants outstanding	36,949	43,641
Weighted average remaining contractual life	5 years 9 months 7 days	6 years 9 months 7 days
Exercise Price 2381.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,381.00	kr 2,381.00
Number of warrants outstanding	23,761	24,964
Weighted average remaining contractual life	5 years 11 months 15 days	6 years 11 months 15 days
Exercise Price 2492.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,492.00
Number of warrants outstanding	12,329
Weighted average remaining contractual life	6 years 29 days
Exercise Price 2641.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,641.00
Number of warrants outstanding	6,879
Weighted average remaining contractual life	6 years 10 months 20 days
Exercise Price 2698.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,698.00
Number of warrants outstanding	15,261
Weighted average remaining contractual life	6 years 5 months 23 days
Exercise Price 2806.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,806.00
Number of warrants outstanding	21,514
Weighted average remaining contractual life	6 years 9 months 7 days
Exercise Price 1501.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,501.49
Number of warrants outstanding	968,451
Weighted average remaining contractual life	4 years 4 months 20 days
Number of warrants exercisable	411,724
Exercise Price 1247.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 1,247.22
Number of warrants outstanding		988,468
Weighted average remaining contractual life		4 years 7 months 6 days
Number of warrants exercisable		346,716